Stock Plans, Share-Based Payments and Warrants - Summary of Terms of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Exercise price per share	$ 0.37	$ 0.45
Total Common Shares Issuable	7,099,010	3,291,149
Equity-Classified Warrants [Member] | May 2015 - Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 18, 2015
Expiry Date	Mar. 18, 2020
Exercise price per share	$ 0.85
Total Common Shares Issuable	917,149	917,149
Equity-Classified Warrants [Member] | June 2016 - Note and Warrant Agreement [Member]
Class of Warrant or Right [Line Items]
Date Issued	Jun. 07, 2016
Expiry Date	Jun. 07, 2021
Exercise price per share	$ 0.30
Total Common Shares Issuable	2,374,000	2,374,000
Equity-Classified Warrants [Member] | March 2017 - Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Date Issued	Mar. 22, 2017
Expiry Date	Mar. 22, 2022
Exercise price per share	$ 0.30
Total Common Shares Issuable	3,807,861